(ICON)

Prudential
Government
Income
Fund, Inc.

SEMI
ANNUAL
REPORT
Aug. 31, 1998

(LOGO)

Prudential Government Income Fund, Inc.

Performance At A Glance.
Over the past six months ended August 31, 1998, mounting economic and political uncertainty in Asia, Russia, and Latin America rocked global financial markets and sent investors fleeing to the safety of
U.S. Treasuries and core European bond markets. During this period, your Prudential Government Income Fund Class A shares beat the return on the average U.S. government bond fund as tracked by Lipper
Analytical Services. We enhanced the Fund's performance by increasing its holdings of Treasuries and keeping its duration somewhat longer than average. Duration is a measure of the Fund's sensitivity to interest rate changes.

Cumulative Total Returns1                       As of
8/31/98
                         Six       One      Five       Ten
Since
                        Months     Year     Years     Years
Inception2
Class A                  4.98%    11.02%    34.49%     N/A
95.61%
Class B                  4.74     10.27     30.04    109.69%
174.82
Class C                  4.78     10.35      N/A       N/A
35.79
Class Z                  5.06     11.19      N/A       N/A
19.53
Lipper General U.S.
Gov't Bond Fund Avg.3    4.84     10.72     31.80    119.63
***

Average Annual Total Returns1
As of 9/30/98
                One      Five      Ten       Since
                Year     Years    Years    Inception2
Class A         7.89%    5.79%     N/A       7.86%
Class B         6.62     5.78     7.76%      8.02
Class C        10.71     N/A       N/A       8.30
Class Z        12.43     N/A       N/A       8.28

Distributions & Yields                               As of
8/31/98
               Total Distributions    30-Day
                Paid for Six Mos.    SEC Yield
Class A              $0.27             5.18%
Class B              $0.24             4.72
Class C              $0.25             4.81
Class Z              $0.28             5.54

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, 1/22/90; Class B, 4/22/85; Class
C, 8/1/94; and Class Z, 3/1/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the General U.S. Government Bond Fund category.

***Lipper Since Inception returns are 93.62% for Class A;
189.11%
for Class B; 36.54% for Class C; and 19.47% for Class Z based on all funds in each share class.

How Investments Compared
    (As of 8/31/98)
        (GRAPH)

Source: Lipper Analytical Services.
Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy, Fund Manager                 (PICTURE)

Portfolio
Manager's Report

The Prudential Government Income Fund is designed for
investors
who want high current return, primarily from bonds issued or guaranteed by the U.S. government or its agencies. At least 65%
of the Fund's total assets are invested in U.S. government securities. There can be no assurance that the Fund will achieve its investment objective.

Key U.S. Bond
Yield Fell Below
5.00%.

Shortly after the 12-month reporting period drew to a close, U.S. Treasuries rallied so strongly that the 30-year Treasury bond yield, which moves in the opposite direction of its price, tumbled below 5.00% for the first time in more than 30 years. Investors sold global stocks and fled to the relative safety of Treasuries as the world's financial troubles lingered.

Strategy Session.
Flight To Quality
Continues.

Rapidly deteriorating economic and political conditions in Asia,
Russia, and Latin America heightened the appeal of U.S. Treasuries, which are considered to be among the world's safest investments.
Bondholders sought refuge in Treasuries as South- east Asian businesses failed, riots erupted in Indonesia, and the Japanese economy sank into recession. Meanwhile, Russian President Boris
Yeltsin sacked his cabinet not once but twice during the reporting period and devalued that country's currency, which promptly tumbled in value against the U.S. dollar. The Russian financial meltdown occurred even though the International Monetary Fund had agreed conditionally to lend the country $22.6 billion over the next two years.

Despite the Asian crisis, bullish investors eagerly purchased
$4.0 billion of bonds issued in early April by the financially strapped Republic of South Korea. However, this optimism quickly evaporated as the Asian economic problems deepened in the spring. More cash began flowing into major European bond markets and Treasuries. In June, when Asian stock prices tumbled, the U.S. dollar surged to an eight-year high against the Japanese yen. Treasuries rallied sharply.

August brought even stronger gains in Treasuries. The financial whirlwind that swept through Russia roiled global stock markets and sent investors scurrying to the safety of Treasuries. The 30-year Treasury bond yield sank as low as 5.25%, which was well below the federal funds target rate at that time. Shortly after the reporting period ended, the yield fell below 5.00% for the first time in more than 30 years.

      Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 8/31/98.
           (PIE CHART)

What Went Well.

The Investment Of Choice.
Financial blight in Asia and Russia infected other sectors of the emerging markets, including Latin America. As the contagion spread, Treasuries became the investment vehicle of choice. We anticipated this trend by increasing Treasuries to
28% of the Fund's total investments as of August 31 from 21% as of February 28, and cutting corporate bonds to 10% from 15%.
This worked well as Treasuries gained 5.90% over the past six months while corporate bonds returned 3.34%, based on Lehman Brothers indexes.

The U.S. economic expansion slowed and inflation remained in check as cheaply priced Asian products flooded our markets while foreign demand for American-made goods dwindled. This combination of moderating economic growth and tame inflation helped bolster prices of Treasuries by reducing the risk that mounting inflationary pressures could erode a bond's fixed interest and principal payments.

Preparation for the U.S. government's first annual budget surplus in nearly three decades also benefited Treasuries. Washington coffers overflowed with money as increased tax revenues and lower spending reduced federal borrowing needs. The U.S. Treasury was able to cut back on issuance of bills, eliminate the sale of three-year notes and change the five-year note auction to quarterly from monthly. With fewer newly issued
Treasuries available, investors bid up prices of outstanding securities.

And Not So Well.

Left In The Dust.
Treasuries rallied strongly, leaving the rest of the U.S. bond market in the dust, particularly during August. As the news out of Russia grew more ominous, the difference between yields on federal agency securities and Treasuries widened despite the fact that federal agency securities rank right behind Treasuries in terms of credit quality. Apparently, any bond that was not issued by the U.S. Treasury was viewed with suspicion by some investors.

Yields on mortgage-backed securities widened by an even larger margin relative to Treasuries out of concern that declining interest rates would fuel prepayments on mortgage-backed securities. Investors feared that prepayments would force them to face reinvestment decisions earlier than expected and in a lower interest rate environment. Federal agency securities comprised 29% of the Fund's total investments as of August 31 and mortgage-backed securities accounted for 22%.
Had we held less of these and more Treasuries, the Fund's performance would have been better.

Five Largest Issuers.
27.4%   U.S. Treasury Obligations
25.9%   Federal National Mortgage Association
8.7%    Small Business Administration
8.3%    Government National Mortgage Association
7.3%    New Jersey Economic Development Authority

Expressed as a percentage of net assets as of 8/31/98.

Looking Ahead.
We plan to maintain the Fund's emphasis on Treasuries and its modest exposure to corporate bonds heading into the final months of the year. Although yields on Treasuries have fallen sharply, further declines are likely as we expect the bond rally to remain on track. The Fund will be advantageously positioned to benefit from this favorable trend.

Of Bonds, Yields, and Buying Opportunities.

Portfolio Manager Barbara Kenworthy gives her views on bonds, interest rates, and investment opportunities in the final months of 1998.

Q. Barbara, U.S. Treasuries have already rallied strongly.
Can we
realistically expect further sizable gains here?

A. Based on the performance of the U.S. economy, one might conclude that further sharp gains in Treasuries are unlikely because economic growth has not slowed as quickly as expected. However, Treasuries are not trading solely on the basis of economic fundamentals. The crisis in emerging markets, such as Asia and Russia, and the fate of the
Clinton presidency are intertwined with concerns about the domestic economy and corporate profitability.

I believe flight-to-quality buying fueled by emerging markets turmoil and the goings-on in Washington are the main engines driving the rally in Treasuries. Investors realize there are no quick fixes to the problems faced by Moscow and Tokyo so they continue to seek the protection provided by purchasing Treasuries. Should this trend continue, I would not be surprised to see the yield on the 30-year
Treasury bond head toward 4.50% by year end.

Q. The Federal Reserve eased monetary policy twice this autumn until the federal funds target rate stood at 5.00%. Do you expect a third reduction in this key short-term interest rate this year?

A. Yes, I believe the federal funds rate will be lowered again before the end of the year. I based this conclusion primarily on the timing of the second rate cut. It occurred in October when
Federal Reserve Chairman Alan Greenspan, acting on his own authority, after speaking by telephone with other Fed policymakers, lowered the federal funds rate by a quarter of a percentage point to 5.00%. In fact, this was the first time in four and a half years that monetary policy was altered outside of one of the central bank's regularly scheduled meetings. This suggests to me that Federal
Reserve policymakers are really worried that the reluctance of lenders and investors to provide businesses with money could threaten U.S. economic growth. Therefore, I would not be surprised if the federal funds rate was lowered a third time to further encourage lending and to make it easier for both businesses and consumers to borrow.

Q. What about investment opportunities in corporate bonds, which have not rallied as sharply as Treasuries?

A. Concern about dwindling corporate profitability and its impact on the credit quality of debt securities caused the corporate bond rally to fizzle. Those concerns were obviously well-founded.
A recently released report showed that corporate earnings tumbled
3.6% during the second quarter. While corporate bond prices have declined, and now represent some value, I believe they might cheapen even more if companies issue a heavy supply of new bonds later in the year to take advantage of sharply lower borrowing costs. In short, I believe one must tread carefully if bargain hunting in the corporate bond market.

Q. What could cause the Treasury market to reverse course?

A. I can think of a few reasons. If a measure of stability returned to the emerging markets and a protracted rally in U.S. stocks emerged, I believe the rally in Treasuries would reverse course. Similarly, the rally would suffer if some foreign central banks, such as those in Latin America, sold Treasuries to raise cash in order to defend their flagging currencies.

(PICTURE)

President's Letter                               September
25, 1998
(PICTURE)

                   Guarding Against Uncertainty.

Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial
Average, experienced a series of sell-offs that may signal an end to the eight-year run of double-digit returns to investors.

Amid this uncertainty there was also good news to report.
Bonds appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S. economy remains strong, with steady growth and low inflation. How long these trends will hold, no one knows.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.

Experienced mutual fund investors
understand that financial markets will always rise and fall
-- that's
what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.

Diversify. Diversify. Diversify.

Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.

How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms, President
Prudential Investments

Portfolio of Investments as
of August 31, 1998                    PRUDENTIAL GOVERNMENT
INCOME
(Unaudited)                           FUND, INC.
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.9%
------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Throughs--22.0%
             Federal Home Loan Mortgage Corp.,
       $1    7.50%, 6/01/24                       $
579
    5,972    8.00%, 1/01/22 - 5/01/23
6,195,196
    3,153    8.50%, 6/01/07 - 1/01/20
3,324,386
    1,631    11.50%, 10/01/19
1,859,805
             Federal National Mortgage Assoc.,
   31,673    6.50%, 5/01/11 - 3/01/28
31,814,331
   43,631    7.00%, 7/01/03 - 1/01/26
44,463,328
   31,502    7.125%, 2/01/07
33,451,058
   35,924    7.50%, 12/01/06 - 10/01/26
36,966,324
    4,616    8.50%, 6/01/17 - 12/01/24
4,817,374
    6,331    9.00%, 8/01/24 - 4/01/25
6,696,347
    1,350    9.50%, 10/01/19 - 1/01/25
1,445,650
             Government National Mortgage
                Assoc.,
   52,914    7.00%, 2/15/09 - 1/15/28
54,088,281
   17,198    7.50%, 5/15/02 - 1/15/24
17,721,195
      895    8.00%, 7/15/16 - 3/15/24
932,373
   14,217    9.00%, 4/15/01 - 6/15/09
14,902,974
   13,233    9.50%, 10/15/09 - 12/15/17
14,311,665
             Government National Mortgage Assoc. II,
    2,261    9.50%, 5/20/18 - 8/20/21
2,422,257
                                                  ----------
----
             Total U.S. Government Agency
                Mortgage Pass-Throughs
                (cost $262,260,983)
275,413,123
------------------------------------------------------------
U.S. Government Obligations--27.4%
             United States Treasury Bonds,
   20,153    3.625%, 4/15/28
19,724,357
    5,000    5.50%, 8/15/28
5,156,250
   32,600    8.125%, 8/15/19
43,342,678
   24,000    8.125%, 8/15/21
32,276,160
   77,000    11.75%, 2/15/10
104,286,490
   20,000    12.75%, 11/15/10
28,953,200
             United States Treasury Notes,
   10,000    5.25%, 8/15/03
10,160,900
   62,000    7.50%, 2/15/05
70,215,000
   20,000    12.375%, 5/15/04
27,137,400
             United States Treasury Strips,
     $800    Zero Coupon, 8/15/08                 $
478,760
      700    Zero Coupon, 8/15/11
350,805
      500    Zero Coupon, 11/15/11
246,775
                                                  ----------
----
             Total U.S. Government Obligations
                (cost $332,595,381)
342,328,775
------------------------------------------------------------
U.S. Government Agency Securities--23.6%
             Federal Farm Credit Bank,
    9,240    5.90%, 1/10/05
9,427,665
             Federal Home Loan Bank,
   25,000    5.81%, 1/21/05
25,394,500
             Federal National Mortgage Assoc.,
   20,000    5.70%, 1/22/03
20,106,200
   12,900    5.75%, 2/15/08
13,051,188
   40,000    6.06%, 5/21/03
40,662,400
   20,000    6.30%, 9/25/02
20,350,000
   25,000    6.56%, 8/27/04
25,855,469
             Small Business Administration,
   18,283    Series 1995-20B, 8.15%, 2/01/15
20,261,743
   22,073    Series 1995-20L, 6.45%, 12/01/15
22,823,774
   32,148    Series 1996-20H, 7.25%, 8/01/16
34,783,969
   18,833    Series 1996-20K, 6.95%, 11/01/16
19,925,076
    9,737    Series 1997-20A, 7.15%, 1/01/17
10,447,378
             Tennessee Valley Authority,
      600    Series 1993-D, 7.25%, 7/15/43
640,950
   30,000    Series 1995-B, 6.235%, 7/15/45
31,641,600
                                                  ----------
----
             Total U.S. Government Agency
                Securities
                (cost $285,166,571)
295,371,912
------------------------------------------------------------
Collateralized Mortgage Obligations--5.2%
             Federal National Mortgage Assoc.,
             Series 1998-M2, Class C,
   37,000       6.425%, 2/17/30
37,161,875
             First Union National Bank,
             Series 1998-C2, Class A2,
   15,000       6.56%, 11/18/08
15,421,875

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of August 31, 1998                    PRUDENTIAL GOVERNMENT
INCOME
(Unaudited)                           FUND, INC.
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Collateralized Mortgage Obligations (Cont'd.)
             Resolution Trust Corp.,
             Series 1994-1, Class B2,
   $4,998       7.75%, 9/25/29                    $
5,057,020
             Ryland Mortgage Participation
                Securities,
             Series 1993-3, Class A3,
    2,190       7.35717%, 9/25/24, (ARM)
2,208,167
             Structured Asset Securities Corp.,
             Series 1995-C1, Class C,
    5,000       7.375%, 9/25/24
5,046,875
                                                  ----------
----
             Total Collateralized Mortgage
                Obligation
                (cost $64,180,290)
64,895,812
------------------------------------------------------------
U.S. Government Agency - Stripped Securities--4.9%
             Federal National Mortgage Assoc.,
    5,045    Zero Coupon, 4/08/22
1,291,217
    8,634    Zero Coupon, 4/08/23
2,105,919
    7,444    Zero Coupon, 10/08/23
1,764,452
    7,848    Zero Coupon, 4/08/24
1,807,473
             Financing Corp.,
    5,000    Zero Coupon, 3/07/04
3,751,750
             Israel AID,
   46,100    Zero Coupon, 2/15/09
26,346,150
   25,584    Zero Coupon, 8/15/09
14,073,759
   46,100    Zero Coupon, 2/15/26
9,825,293
                                                  ----------
----
             Total U.S. Government Agency -
                Stripped Security
                (cost $51,189,003)
60,966,013
------------------------------------------------------------
Supranational Bond--1.0%
             International Bank For
                Reconstruction & Development,
                8.625%, 10/15/16
   10,000    (cost $12,400,900)
12,823,100
Asset Backed Security--0.8%
             Aesop Funding II LLC,
                Series 1997-1, Class A2,
                6.40%, 10/20/03
  $10,000    (cost $9,998,436)                    $
10,296,875
------------------------------------------------------------
Corporate Bonds--10.0%
             Associates Corp. of North America,
   15,000    5.96%, 5/15/37
15,337,500
             Merck and Co.,
   17,000    5.76%, 5/03/37
17,467,500
             New Jersey Economic Development
                Authority,
   80,000    Series A, 7.425%, 2/15/29
91,600,000
                                                  ----------
----
             Total Corporate Bonds
                (cost $115,948,350)
124,405,000
                                                  ----------
----
             Total long-term investments
                (cost $1,133,739,914)
1,186,500,610

SHORT-TERM INVESTMENT--4.4%
------------------------------------------------------------
Repurchase Agreement
             Joint Repurchase Agreement
                Account,
                5.81%, 9/01/98
   54,541       (cost $54,541,000; Note 5)
54,541,000
------------------------------------------------------------
Total Investments--99.3%
             (cost $1,188,280,914; Note 4)
1,241,041,610
             Other assets in excess of
                liabilities--0.7%
9,225,046
                                                  ----------
----
             Net Assets--100%
$1,250,266,656
                                                  ----------
----
                                                  ----------
----

---------------
AID--Agency for International Development
ARM--Adjusted Rate Mortgage
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities (Unaudited)
PRUDENTIAL GOVERNMENT INCOME
                                                    FUND,
INC.
------------------------------------------------------------
--------------------

Assets
August 31, 1998
Investments, at value (cost
$1,188,280,914).............................................
 ..................      $1,241,041,610
Cash........................................................
 ..............................................
254,342
Interest
receivable..................................................
 .....................................           9,171,972
Receivable for Fund shares
sold........................................................
 ...................           6,062,639
Prepaid expenses and other
assets......................................................
 ...................              35,011

---------------
   Total
assets......................................................
 .....................................       1,256,565,574

---------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ......................           2,604,687
Accrued
expenses....................................................
 ......................................           1,688,736
Dividends
payable.....................................................
 ....................................           1,165,245
Management fee
payable.....................................................
 ...............................             516,838
Distribution fee
payable.....................................................
 .............................             323,412

---------------
   Total
liabilities.................................................
 .....................................           6,298,918

---------------
Net
Assets......................................................
 ..........................................
$1,250,266,656

---------------

---------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................      $    1,356,104
   Paid-in capital in excess of
par.........................................................
 ..............       1,316,876,317

---------------

1,318,232,421
   Accumulated net realized losses on
investments.................................................
 ........        (120,726,461 )
   Net unrealized appreciation on
investments.................................................
 ............          52,760,696

---------------
Net assets at August 31,
1998........................................................
 .....................      $1,250,266,656

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($831,389,865 / 90,192,028 shares of common stock
issued and outstanding)...........................
$9.22
   Maximum sales charge (4.0% of offering
price)......................................................
 ....                 .38

---------------
   Maximum offering price to
public......................................................
 .................               $9.60

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($325,648,377 / 35,296,172 shares of common stock
issued and outstanding)...........................
$9.23

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($4,916,906 / 532,921 shares of common stock issued
and outstanding)................................
$9.23

---------------

---------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($88,311,508 / 9,589,260 shares of common stock issued
and outstanding).............................
$9.21

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                          August 31,
1998
Income
  Interest..................................    $
42,741,861
                                               -------------
--
Expenses
  Management fee............................
3,095,915
  Distribution fee--Class A.................
620,147
  Distribution fee--Class B.................
1,335,433
  Distribution fee--Class C.................
12,532
  Transfer agent's fees and expenses........
958,000
  Reports to shareholders...................
126,000
  Custodian's fees and expenses.............
76,000
  Audit fee.................................
22,000
  Directors' fees...........................
22,000
  Legal fees and expenses...................
21,000
  Registration fees.........................
14,000
  Insurance expense.........................
7,000
  Miscellaneous.............................
8,579
                                               -------------
--
     Total expenses.........................
6,318,606
                                               -------------
--
Net investment income.......................
36,423,255
                                               -------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
  Investment transactions...................
11,123,466
  Financial futures contracts...............
(809,346)
                                               -------------
--

10,314,120
                                               -------------
--
Net change in unrealized appreciation (depreciation) on:
  Investments...............................
12,790,124
  Financial futures contracts...............
(11,328)
                                               -------------
--

12,778,796
                                               -------------
--
Net gain on investments.....................
23,092,916
                                               -------------
--
Net Increase in Net Assets
Resulting from Operations...................    $
59,516,171
                                               -------------
--
                                               -------------
--

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months
                                      Ended            Year
Ended
Increase (Decrease)                 August 31,
February 28,
in Net Assets                          1998
1998
Operations
  Net investment income........   $    36,423,255     $
82,317,930
  Net realized gain on
     investment transactions...        10,314,120
7,575,256
  Net change in unrealized
     appreciation on
     investments...............        12,778,796
32,415,923
                                 -----------------    ------
--------
  Net increase in net assets
     resulting from
     operations................        59,516,171
122,309,109
                                 -----------------    ------
--------
Dividends from net investment
  income (Note 1)
     Class A...................       (25,015,126)
(54,904,893)
     Class B...................        (8,698,574)
(22,493,247)
     Class C...................           (91,455)
(149,286)
     Class Z...................        (2,618,100)
(4,770,504)
                                 -----------------    ------
--------
                                      (36,423,255)
(82,317,930)
                                 -----------------    ------
--------
Fund share transactions (net of
  share conversions) (Note 6)
  Net proceeds from shares
     subscribed................       109,623,820
236,235,904
  Net asset value of shares
     issued in reinvestment of
     dividends.................        22,917,016
51,329,375
  Cost of shares reacquired....      (158,534,852)
(472,675,912)
                                 -----------------    ------
--------
  Net decrease in net assets
     from Fund share
     transactions..............       (25,994,016)
(185,110,633)
                                 -----------------    ------
--------
Total decrease.................        (2,901,100)
(145,119,454)
Net Assets
Beginning of period............     1,253,167,756
1,398,287,210
                                 -----------------    ------
--------
End of period..................   $ 1,250,266,656
$1,253,167,756
                                 -----------------    ------
--------
                                 -----------------    ------
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
(Unaudited)                           PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
--------------------
Prudential Government Income Fund, (the 'Fund') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. Investment operations commenced on April 22, 1985.
The Fund's
investment objective is to seek a high current return. The
Fund will seek to
achieve this objective by investing primarily in U.S.
Government Securities,
including U.S. Treasury Bills, Notes, Bonds and other debt
securities issued by
the U.S. Treasury, and obligations issued or guaranteed by
U.S. Government
agencies or instrumentalities, and by engaging in various
derivative
transactions such as the purchase and sale of put and call
options.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: The Fund values portfolio securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of current
market quotations provided by dealers or by a pricing
service approved by the
Board of Directors, which uses information such as
quotations from dealers,
market transactions in comparable securities, various
relationships between
securities and calculations on yield to maturity in
determining values. Options
and financial futures contracts listed on exchanges are
valued at their closing
price on the applicable exchange. When market quotations are not readily
available, a security is valued at fair value as determined
in good faith by or
under the direction of the Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with repurchase agreements with U.S. financial institutions, it is
the Fund's policy that its custodian, or designated
subcustodians as the case
may be under triparty repurchase agreements, takes
possession of the underlying
collateral securities, the value of which exceeds the
principal amount of the
repurchase agreement transaction, including accrued
interest. To the extent that
any repurchase agreement transaction exceeds one business
day, the value of the
collateral is marked-to-market on a daily basis to ensure
the adequacy of the
collateral. If the seller defaults and the value of the
collateral declines or
if bankruptcy proceedings are commenced with respect to the
seller of the
security, realization of the collateral by the Fund may be
delayed or limited.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuation in
the value of the underlying security. Such variation margin
is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period, the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least
equal to its obligations, in respect of dollar rolls. There
were no dollar rolls
outstanding as of August 31, 1998.
Securities Lending: The Fund may lend its U.S. Government
securities to
broker-dealers or government securities dealers. The loans
are secured by
collateral at least equal at all times to the market value
of the securities
loaned. The Fund may bear the risk of delay in recovery of,
or even loss of
rights in, the securities loaned should the borrower of the
securities fail
financially. The Fund receives compensation for lending its
securities in the
form of fees or it retains a portion of interest on the
investment of any cash
received as collateral. The Fund also continues to receive
interest on the
securities loaned and any gain or loss in the market price
of the securities
loaned that may occur during the term of the loan will be
for the account of the
Fund. There were no loans outstanding as of August 31, 1998.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements
(Unaudited)                         PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
--------------------
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Fund accretes original issue discount on
portfolio securities
as adjustments to interest income. Net investment income
(other than
distribution fees) and unrealized and realized gains or
losses are allocated
daily to each class of shares based upon the relative
proportion of net assets
of each class at the beginning of the day. Expenses are
recorded on the accrual
basis which may require the use of certain estimates by
management.
Dividends and Distributions: The Fund declares daily and
pays monthly dividends
from net investment income. The Fund will distribute at
least annually any net
capital gains in excess of loss carryforwards, if any.
Dividends and
distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management,
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the Fund's average daily net assets up
to $3 billion and
 .35 of 1% of the average daily net assets of the Fund in
excess of $3 billion.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares
pursuant to plans of distribution, (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A Plan, the Fund compensates PIMS for
its
distribution-related expenses with respect to Class A
shares, at an annual rate
of up to .30 of 1% of the average daily net assets of the
Class A shares. Such
expenses under the Class A Plan were .15 of 1% of the
average daily net assets
of the Class A shares for the six months ended August 31,
1998.
Pursuant to the Class B Plan, the Fund compensates PIMS for
its
distribution-related expenses with respect to Class B shares at an annual rate
of up to 1% of the average daily net assets up to $3
billion, .80 of 1% of the
next $1 billion of such net assets and .50 of 1% over $4
billion of the average
daily net assets of the Class B shares. Such expenses under
the Class B Plan
were charged at an effective rate of .825 of 1% of the
average daily net assets
of the Class B shares for the six months ended August 31,
1998.
Pursuant to the Class C Plan, the Fund compensates PIMS for
its
distribution-related expenses with respect to Class C shares at an annual rate
of up to .825 of 1% of the average daily net assets up to $3 billion, .80 of 1%
of the next $1 billion of such net assets and .50 of 1% over
$4 billion of the
average daily net assets of the Class C shares. Such
expenses under the Class C
Plan were charged at an effective rate of .75 of 1% of the
average daily net
assets of the Class C shares for the six months ended August
31, 1998.
PSI and PIMS have advised the Fund that they received
approximately $200,500 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended August 31, 1998. From these fees, PSI paid such sales charges to
Pruco Securities Corporation, an affiliated broker-dealer,
which in turn paid
commissions to salespersons and incurred other distribution
costs.
PSI and PIMS have advised the Fund that for the six months
ended August 31, 1998
they received approximately $263,800 and $400 in contingent
deferred sales
charges imposed upon redemptions by certain Class B and
Class C shareholders,
respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements
(Unaudited)                       PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
--------------------
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the six months
ended August 31, 1998. The Funds pay a commitment fee at an
annual rate of .055
of 1% on the unused portion of the credit facility. The
commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expires on December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended August 31,
1998, the Fund incurred fees of approximately $896,500 for
the services of PMFS.
As of August 31, 1998, approximately $141,300 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out of pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended August 31, 1998, were $597,041,055
and $628,627,359,
respectively.
The federal income tax basis of the Fund's investments at
August 31, 1998 was
$1,188,280,914 and, accordingly, net unrealized appreciation for federal income
tax purposes was $52,760,696 (gross unrealized appreciation-
$53,254,477; gross
unrealized depreciation-$493,781).
The Fund had a capital loss carryforward as of February 28,
1998 of
approximately $131,130,000 of which $41,964,000 expires in
1999, $1,736,000
expires in 2001, $2,920,000 expires in 2002, $66,560,000
expires in 2003 and
$17,950,000 expires in 2005. Accordingly, no capital gains
distribution is
expected to be paid to shareholders until net gains have
been realized in excess
of such amounts.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of August
31, 1998, the Fund
had a 7.56% undivided interest in the repurchase agreements
in the joint
account. This undivided interest represented $54,541,000 in
principal amount. As
of such date, the repurchase agreements in the joint account and the value of
the collateral therefor were as follows:
Bear, Stearns & Co., Inc., 5.77%, in the principal amount of
$200,000,000,
repurchase price $200,032,056, due 9/1/98. The value of the
collateral including
accrued interest was $204,360,401.
Credit Suisse First Boston Corp., 5.80%, in the principal
amount of
$200,000,000, repurchase price $200,032,222, due 9/1/98. The value of the
collateral including accrued interest was $207,955,583. Salomon Smith Barney Inc., 5.77%, in the principal amount of $200,000,000, repurchase price $200,032,056, due 9/1/98. The value of the
collateral including
accrued interest was $204,490,882.
Deutsch Bank Securities, Inc., 5.95%, in the principal
amount of $121,307,000,
repurchase price $121,327,049, due 9/1/98. The value of the
collateral including
accrued interest was $123,733,796.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended August 31, 1998:
Shares sold........................    5,397,784   $
49,061,759
Shares issued in reinvestment of
  dividends........................    1,650,081
14,969,082
Shares reacquired..................   (9,346,583)
(84,669,887)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (2,298,718)
(20,639,046)
Shares issued upon conversion from
  Class B..........................    1,884,456
17,127,882
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................     (414,262)  $
(3,511,164)
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements
(Unaudited)                       PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended February 28, 1998:
Shares sold........................   15,454,541   $
136,602,902
Shares issued in reinvestment of
  dividends........................    3,691,357
32,742,038
Shares reacquired..................  (33,350,895)
(294,958,733)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................  (14,204,997)
(125,613,793)
Shares issued upon conversion from
  Class B..........................    6,652,848
58,526,575
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (7,552,149)  $
(67,087,218)
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B
-----------------------------------
Six months ended August 31, 1998:
Shares sold........................    3,599,781   $
32,852,042
Shares issued in reinvestment of
  dividends........................      585,133
5,311,237
Shares reacquired..................   (5,232,921)
(47,470,709)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (1,048,007)
(9,307,430)
Shares reacquired upon conversion
  into Class A.....................   (1,882,384)
(17,127,882)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (2,930,391)  $
(26,435,312)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 28, 1998:
Shares sold........................    3,258,103   $
29,057,734
Shares issued in reinvestment of
  dividends........................    1,549,463
13,738,189
Shares reacquired..................  (12,601,925)
(111,722,746)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (7,794,359)
(68,926,823)
Shares reacquired upon conversion
  into Class A.....................   (6,647,245)
(58,526,575)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................  (14,441,604)
$(127,453,398)
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended August 31, 1998:
Shares sold........................      284,401   $
2,593,251
Shares issued in reinvestment of
  dividends........................        8,401
76,305
Shares reacquired..................      (73,568)
(668,360)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      219,234   $
2,001,196
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 28, 1998:
Shares sold........................      178,009   $
1,593,648
Shares issued in reinvestment of
  dividends........................       13,542
120,330
Shares reacquired..................     (170,795)
(1,515,242)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       20,756   $
198,736
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z
-----------------------------------
Six months ended August 31, 1998:
Shares sold........................    2,769,201   $
25,116,768
Shares issued in reinvestment of
  dividends........................      282,546
2,560,392
Shares reacquired..................   (2,839,177)
(25,725,896)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      212,570   $
1,951,264
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 28, 1998:
Shares sold........................    7,680,888   $
68,981,620
Shares issued in reinvestment of
  dividends........................      533,884
4,728,818
Shares reacquired..................   (7,221,547)
(64,479,191)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      993,225   $
9,231,247
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       11

Financial Highlights (Unaudited)         PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                        --------------------
------------------------------------------------------
                                        Six Months
                                          Ended
Year Ended February 29/28,
                                        August 31,     -----
------------------------------------------------------
                                           1998
1998         1997         1996         1995        1994
                                        ----------     -----
---     --------     --------     --------     -------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period............................    $   9.05      $
8.76     $   9.04     $   8.59     $   9.13     $  9.40
                                        ----------     -----
---     --------     --------     --------     -------
Income from investment operations
Net investment income................        0.27
0.58         0.60         0.60         0.59        0.61
Net realized and unrealized gain
   (loss) on investment
   transactions......................        0.17
0.29        (0.28)        0.45        (0.54)      (0.25)
                                        ----------     -----
---     --------     --------     --------     -------
   Total from investment
   operations........................        0.44
0.87         0.32         1.05         0.05        0.36
                                        ----------     -----
---     --------     --------     --------     -------
Less distributions
Dividends from net investment
   income............................       (0.27)
(0.58)       (0.60)       (0.60)       (0.59)      (0.61)
Distributions in excess of
   accumulated gains.................          --
--           --           --           --       (0.02)
                                        ----------     -----
---     --------     --------     --------     -------
   Total distributions...............       (0.27)
(0.58)       (0.60)       (0.60)       (0.59)      (0.63)
                                        ----------     -----
---     --------     --------     --------     -------
Net asset value, end of period.......    $   9.22      $
9.05     $   8.76     $   9.04     $   8.59     $  9.13
                                        ----------     -----
---     --------     --------     --------     -------
                                        ----------     -----
---     --------     --------     --------     -------
TOTAL RETURN(a):.....................        4.98%
10.26%        3.70%       12.41%         .83%       3.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $831,390
$819,536     $860,319     $945,038     $871,145     $51,673
Average net assets (000).............    $820,121
$842,431     $884,862     $909,169     $ 95,560     $55,921
Ratios to average net assets:
   Expenses, including distribution
   fees..............................        0.85%(b)
0.86%        0.90%        0.91%        0.98%       0.84%
   Expenses, excluding distribution
   fees..............................        0.70%(b)
0.71%        0.75%        0.76%        0.83%       0.69%
   Net investment income.............        6.05%(b)
6.52%        6.78%        6.65%        7.45%       6.48%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........          50%
88%         107%         123%         206%         80%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)         PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                        --------------------
-----------------------------------------------------------
                                        Six Months
                                          Ended
Year Ended February 29/28,
                                        August 31,     -----
-----------------------------------------------------------
                                           1998
1998         1997         1996          1995           1994
                                        ----------     -----
---     --------     --------     ----------     ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period............................    $   9.05      $
8.77     $   9.04     $   8.60     $     9.13     $     9.40
                                        ----------     -----
---     --------     --------     ----------     ----------
Income from investment operations
Net investment income................        0.24
0.52         0.54         0.54           0.53           0.53
Net realized and unrealized gain
   (loss) on investment
   transactions......................        0.18
0.28        (0.27)        0.44          (0.53)
(0.25)
                                        ----------     -----
---     --------     --------     ----------     ----------
   Total from investment
   operations........................        0.42
0.80         0.27         0.98             --           0.28
                                        ----------     -----
---     --------     --------     ----------     ----------
Less distributions
Dividends from net investment
   income............................       (0.24)
(0.52)       (0.54)       (0.54)         (0.53)
(0.53)
Distributions in excess of
   accumulated gains.................          --
--           --           --             --          (0.02)
                                        ----------     -----
---     --------     --------     ----------     ----------
   Total distributions...............       (0.24)
(0.52)       (0.54)       (0.54)         (0.53)
(0.55)
                                        ----------     -----
---     --------     --------     ----------     ----------
Net asset value, end of period.......    $   9.23      $
9.05     $   8.77     $   9.04     $     8.60     $     9.13
                                        ----------     -----
---     --------     --------     ----------     ----------
                                        ----------     -----
---     --------     --------     ----------     ----------
TOTAL RETURN(a):.....................        4.74%
9.40%        3.12%       11.54%           .24%
3.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $325,648
$346,059     $461,988     $641,946     $  705,732
$2,202,555
Average net assets (000).............    $321,102
$385,145     $543,796     $647,515     $1,735,413
$2,487,990
Ratios to average net assets:
   Expenses, including distribution
   fees..............................        1.53%(b)
1.53%        1.57%        1.58%          1.66%
1.68%
   Expenses, excluding distribution
   fees..............................        0.70%(b)
0.71%        0.75%        0.76%          0.80%
0.69%
   Net investment income.............        5.37%(b)
5.85%        6.11%        5.99%          6.17%
5.64%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)         PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class C                                         Class Z
                                        --------------------
----------------------------------------     ---------------
-----------

August 1,                      Year Ended
                                        Six Months
Year Ended                      1994(c)        Six Months
Ended
                                          Ended
February 29/28,                   Through          Ended
February
                                        August 31,     -----
------------                February 28,     August 31,
28,
                                           1998         1998
1997       1996          1995            1998           1998
                                        ----------     -----
-     ------     ------     ------------     ----------
-----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period............................    $   9.05      $
8.77     $ 9.04     $ 8.60        $ 8.69         $   9.04
$  8.76
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
Income from investment operations
Net investment income................        0.25
0.53       0.54       0.54          0.31             0.28
0.59
Net realized and unrealized gain
   (loss) on investment
   transactions......................        0.18
0.28      (0.27)      0.44         (0.09)            0.17
0.28
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
   Total from investment
   operations........................        0.43
0.81       0.27       0.98          0.22             0.45
0.87
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
Less distributions
Dividends from net investment
   income............................       (0.25)
(0.53)     (0.54)     (0.54)        (0.31)           (0.28)
(0.59)
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
Net asset value, end of period.......    $   9.23      $
9.05     $ 8.77     $ 9.04        $ 8.60         $   9.21
$  9.04
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
                                        ----------     -----
-     ------     ------         -----        ----------
-----------
TOTAL RETURN(a):.....................        4.78%
9.48%      3.20%     11.63%         2.75%            5.06%
10.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $  4,917
$2,840     $2,569     $1,799        $  204         $ 88,312
$84,733
Average net assets (000).............    $  3,315
$2,523     $2,440     $  765        $  111         $ 83,732
$71,425
Ratios to average net assets:
   Expenses, including distribution
   fees..............................        1.45%(b)
1.46%      1.50%      1.51%         1.63%(b)
0.70%(b)       0.71%
   Expenses, excluding distribution
   fees..............................        0.70%(b)
0.71%      0.75%      0.76%         0.88%(b)
0.70%(b)       0.71%
   Net investment income.............        5.47%(b)
5.92%      6.19%      5.99%         6.69%(b)
6.20%(b)       6.67%
                                         March 4,
                                         1996(d)
                                         Through
                                       February 28,
                                           1997
                                       ------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period............................    $   9.13
                                           ------
Income from investment operations
Net investment income................        0.61
Net realized and unrealized gain
   (loss) on investment
   transactions......................       (0.37)
                                           ------
   Total from investment
   operations........................        0.24
                                           ------
Less distributions
Dividends from net investment
   income............................       (0.61)
                                           ------
Net asset value, end of period.......    $   8.76
                                           ------
                                           ------
TOTAL RETURN(a):.....................        3.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $ 73,411
Average net assets (000).............    $ 39,551
Ratios to average net assets:
   Expenses, including distribution
   fees..............................        0.75%(b)
   Expenses, excluding distribution
   fees..............................        0.75%(b)
   Net investment income.............        6.76%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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